Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
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             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                  November 14, 2012

Amanda Ravitz
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Access US Oil & Gas, Inc.
          Gumtree Acquisition Corporation
          Amendment No. 1 to Form 10
          Form 10-Q
          File No. 000-54721

Dear Ms. Ravitz:

     By this letter the Company responds to the comment letter of the Securities and Exchange Commission dated November 2, 2012.

     1. We are refiling the Form 10-Q to be signed by the new officers.

     2. There was no solicitation of shareholders for votes or consents. There were only two shareholders at the time of the amendment to the certificate of incorporation and both shareholders, who were also directors, voted on and determined to change the name.

     3.   The representation letter is filed herewith.


                              Sincerely,



                              Lee W. Cassidy